As filed with the Securities and Exchange Commission on August 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22358

Rochdale Structured Claims Fixed Income Fund, LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Rochdale Structured Claims Fixed Income Fund, LLC
SCHEDULE OF INVESTMENTS, June 30, 2011 (Unaudited)

	Percentage of
Long-Term Investment:	Members' Capital	Cost	Fair Value

Crescit Eundo Finance I, LLC Note, 8.10%, Series 2009-A,	100.40%	$37,315,457	$37,315,457
February 15, 2040, at value 1, 2, 3

Short-Term Investment:
Money Market Fund:
Federated Prime Obligations Fund-Institutional Class, 0.09% 4	2.74	1,018,032	1,018,032

Total Investments 5	103.14%	$38,333,489	$38,333,489

1	Illiquid security.
2	Fair valued by Valuation Committee as delegated by the Fund's Board of Managers.
3	Restricted.
4	7-Day yield.
5	Tax cost of investments is the same.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC
SCHEDULE OF INVESTMENTS, June 30, 2011 (Unaudited), Continued

Summary of Fair Value Exposure

The Fund adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.
These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Long-Term Investment
Fixed Rate Note	$-	$-	$37,315,457	$37,315,457

Short-Term Investment
Money Market Fund	1,018,032	-	-	1,018,032

Total Investments	$1,018,032	$-	$37,315,457	$38,333,489

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3)
during the nine months ended June 30, 2011:

Investments in Security
Balance as of September 30, 2010	$38,343,361
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Principal payments	(1,027,904)
Transfers in and/or out of Level 3	-
Balance as of June 30, 2011	$37,315,457

The Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Structured Claims Fixed Income Fund, LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date     8/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date     8/26/2011

By (Signature and Title) /s/  Ben Younessian
                                                  Ben Younessian, Interim Treasurer

Date     8/26/2011